27. EMPLOYEE BENEFITS (Details 18) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 2,740,285
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	865,496
Post-employment healthcare benefits | Year 1
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	78,100
Post-employment healthcare benefits | Year 2
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	80,787
Post-employment healthcare benefits | Year 3
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	83,232
Post-employment healthcare benefits | Year 4
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	85,386
Post-employment healthcare benefits | Year 5
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	87,224
Post-employment healthcare benefits | Next 5 years
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 450,767